Subsequent Events (Details) - USD ($)						1 Months Ended		6 Months Ended
	Oct. 26, 2023	Sep. 28, 2023	Sep. 21, 2023	Sep. 08, 2023	Aug. 09, 2023	Aug. 31, 2023	Aug. 21, 2023	Jun. 30, 2023	Sep. 27, 2023	Aug. 30, 2023	Aug. 29, 2023	Aug. 25, 2023	Feb. 03, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2021
Subsequent Events [Line Items]
Common stock shares								10,155,434						9,200,405	8,937,905
Price per share (in Dollars per share)														$ 0.001		$ 1.5
Aggregate shares								57,500
Exercise price (in Dollars per share)								$ 5
Common stock price (in Dollars per share)								$ 1.5						$ 1.5
Common stock authorized								350,000,000						350,000,000
Common stock par value (in Dollars per share)								$ 0.0001						$ 0.0001	$ 0.0001
Preferred stock authorized								50,000,000						50,000,000
Preferred stock per value (in Dollars per share)								$ 0.0001					$ 0.0001	$ 0.0001
Capital stock authorized								350,000,000						100,000,000
Minimum [Member]
Subsequent Events [Line Items]
Preferred stock per value (in Dollars per share)													$ 0.0001
Amendment to Articles of Incorporation [Member]
Subsequent Events [Line Items]
Common stock authorized														300,000,000
Common stock par value (in Dollars per share)														$ 0.0001
Preferred stock authorized														50,000,000
Preferred stock per value (in Dollars per share)														$ 0.0001
Capital stock authorized														350,000,000
Amendment to Articles of Incorporation [Member] | Class A common stock [Member]
Subsequent Events [Line Items]
Common stock authorized														20,000,000
Common stock par value (in Dollars per share)														$ 0.0001
Amendment to Articles of Incorporation [Member] | Class B common stock [Member]
Subsequent Events [Line Items]
Common stock authorized														280,000,000
Common stock par value (in Dollars per share)														$ 0.0001
Subsequent Event [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)					$ 5
Gross proceeds (in Dollars)					$ 5,750,000
Aggregate net proceeds (in Dollars)					$ 4,700,000
Common stock authorized													300,000,000
Common stock authorized changed													350,000,000
Preferred stock authorized													50,000,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Events [Line Items]
Common stock authorized													100,000,000
Common stock par value (in Dollars per share)													$ 0.001
Subsequent Event [Member] | Maximum [Member]
Subsequent Events [Line Items]
Common stock par value (in Dollars per share)													$ 0.0001
Subsequent Event [Member] | IPO [Member]
Subsequent Events [Line Items]
Common stock shares					1,150,000
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Events [Line Items]
Common stock shares					150,000
Forecast [Member]
Subsequent Events [Line Items]
Share authorized percentage												20.00%
Authorized share (in Dollars)												$ 2,000,000
Acquisition shares				79,310
Average cost per share (in Dollars per share)				$ 1.1553
Restricted stock units						1,250,000	20,000
Shares cancelation	50,000
Aggregate share issue											2,500,000
Loan amount (in Dollars)										$ 200,000
Loan agreement percentage			18.00%
Common stock price (in Dollars per share)									$ 0.4395
Shares of Common Stock		2,550,622
Forecast [Member] | Loan agreement One [Member]
Subsequent Events [Line Items]
Loan amount (in Dollars)			$ 380,000
Forecast [Member] | Loan agreement Two [Member]
Subsequent Events [Line Items]
Loan amount (in Dollars)			85,000
Forecast [Member] | Loan agreement Three [Member]
Subsequent Events [Line Items]
Loan amount (in Dollars)			$ 85,000
Mercantile Holdings Inc. [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares of Common Stock		765,816
B.C. Ltd [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares of Common Stock		765,816
AB Inc. [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares of Common Stock		1,020,250